UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  August 15, 2011

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$9,789,051,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   409598  4318380 SH       Sole                  3719460            598920
AON Corp                       COM              037389103   522815 10191324 SH       Sole                  8786013           1405311
Alleghany Corp                 COM              017175100    15308    45955 SH       Sole                    32797             13158
Altera Corporation             COM              021441100   362834  7828144 SH       Sole                  6707926           1120218
American Public Education      COM              02913V103     2299    51641 SH       Sole                    48511              3130
Apache Corp                    COM              037411105   148134  1200538 SH       Sole                  1031193            169345
Ascent Capital Group Inc-A     COM              043632108     6277   118504 SH       Sole                   108997              9507
Bank of NY Mellon              COM              064058100      426    16625 SH       Sole                    16625
Berkley W R Corp               COM              084423102   324700 10009233 SH       Sole                  8600831           1408402
Berkshire Hathaway Class B     COM              084670702      395     5100 SH       Sole                     5100
Borg Warner Inc                COM              099724106     2585    32000 SH       Sole                    32000
CNA Financial                  COM              126117100     1172    40347 SH       Sole                    37200              3147
CVS Corp                       COM              126650100    35278   938754 SH       Sole                   864054             74700
Chubb Corp                     COM              171232101      376     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101    11912   132468 SH       Sole                   132468
Coca Cola Co                   COM              191216100   505103  7506365 SH       Sole                  6484522           1021843
Comcast Corp Cl A              COM              20030N101     3446   135971 SH       Sole                   131873              4098
Comcast Corp Special Cl A      COM              20030N200   514658 21240527 SH       Sole                 18216013           3024514
ConocoPhillips                 COM              20825c104      421     5600 SH       Sole                     5600
Discovery Communications Cl A  COM              25470f104     1352    33018 SH       Sole                    26208              6810
Discovery Communications Cl C  COM              25470f302    73195  2002607 SH       Sole                  1751966            250641
Ecolab Inc                     COM              278865100   412932  7324085 SH       Sole                  6315488           1008597
Exxon Mobil                    COM              30231G102      618     7600 SH       Sole                     7600
Fidelity National Information  COM              31620m106   148119  4810626 SH       Sole                  4149302            661324
General Electric Company       COM              369604103      351    18600 SH       Sole                    18600
Goldman Sachs Group Inc        COM              38141g104   186415  1400668 SH       Sole                  1192348            208320
Google Inc - Cl A              COM              38259P508   190792   376777 SH       Sole                   324495             52282
Kraft Foods Inc                COM              50075n104   302398  8583533 SH       Sole                  7369188           1214345
Liberty Global Inc A           COM              530555101    54614  1212566 SH       Sole                  1072816            139750
Liberty Global Inc Ser C       COM              530555309   518004 12131252 SH       Sole                 10357878           1773374
Loews Corp                     COM              540424108   259658  6169121 SH       Sole                  5319067            850054
McDonald's Corp                COM              580135101   110971  1316069 SH       Sole                  1132031            184038
Microsoft Corp                 COM              594918104   498743 19182418 SH       Sole                 16477015           2705403
Molex Inc - Cl A               COM              608554200    13756   640426 SH       Sole                   588626             51800
National Instruments Corp      COM              636518102    27421   923263 SH       Sole                   841076             82187
Nestle S A Rep RG SH ADR       COM              641069406   237097  3820776 SH       Sole                  3247603            573173
Newfield Exploration Co        COM              651290108   352678  5184915 SH       Sole                  4440657            744258
News Corp Ltd Class A          COM              65248E104   350531 19803993 SH       Sole                 16893269           2910724
Noble Energy Inc               COM              655044105   299698  3343720 SH       Sole                  2849472            494248
Pepsico                        COM              713448108   369113  5240846 SH       Sole                  4505934            734912
Praxair Inc                    COM              74005P104   429418  3961787 SH       Sole                  3402065            559722
Progressive Corp               COM              743315103   192721  9014090 SH       Sole                  7813990           1200100
Republic Services              COM              760759100      256     8300 SH       Sole                     8300
Sanofi ADR                     COM              80105n105      281     7000 SH       Sole                     7000
Schlumberger Limited           COM              806857108      893    10341 SH       Sole                    10341
Teva Pharmaceutical ADR        COM              881624209   190712  3955046 SH       Sole                  3376281            578765
Thermo Fisher Scientific Inc   COM              883556102   279132  4335027 SH       Sole                  3730698            604329
Travelers Companies, Inc.      COM              89417E109      344     5900 SH       Sole                     5900
UnitedHealth Group Inc         COM              91324P102   382392  7413575 SH       Sole                  6360034           1053541
Visa Inc                       COM              92826c839      354     4200 SH       Sole                     4200
Vodafone Group PLC ADR         COM              92857w209   232608  8705382 SH       Sole                  7393752           1311630
Wal-Mart Stores Inc            COM              931142103   469163  8828804 SH       Sole                  7557514           1271290
Waste Management Inc           COM              94106L109   283448  7605266 SH       Sole                  6512002           1093264
Willis Group Holdings PLC      COM              g96666105    50751  1234521 SH       Sole                  1117099            117422
Yahoo! Inc                     COM              984332106      382    25400 SH       Sole                    25400